Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Disclosure of cash and cash equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
6.	Cash and Cash Equivalents

	December 31,
	2017	2016
	(in thousands)
Cash on hand, demand deposits and checking accounts	$40,871,878	42,389,461
Time deposits	57,438,459	37,676,746
Government bonds with reverse repurchase agreements	6,710,279	125,041
	$105,020,616	80,191,248

Refer to note 36 for the disclosure of credit risk, currency risk and sensitivity analysis of the financial assets and liabilities of the Company.

As at December 31, 2017 and 2016, no cash and cash equivalents were pledged with banks as collaterals.